Earnings Per Share - Schedule of Earnings Per Share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Earnings Per Share [Abstract]
Net income for the year (in Brazil Real)	R$ 138,019	R$ 226,867	R$ 268,536
Weighted average number of common shares issued (thousands), net of treasury	99,615	99,615	98,806
Effect from dilution – shares	543	459	550
Weighted average number of common shares issued adjusted by the dilution effect	100,158	100,074	99,356
Basic earnings per share (in Brazil Real per share)	R$ 1.3855	R$ 2.2774	R$ 2.7178
Diluted earnings per share (in Brazil Real per share)	R$ 1.378	R$ 2.267	R$ 2.7028